Aristotle Growth Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communication Services - 12.8%
Alphabet, Inc. - Class A	120,564	$21,960,732
Meta Platforms, Inc. - Class A	21,071	10,624,420
Netflix, Inc.(a)	5,517	3,723,313
Take-Two Interactive Software, Inc.(a)	19,192	2,984,164
		39,292,629

Consumer Discretionary - 13.8%
Amazon.com, Inc.(a)	116,686	22,549,569
Expedia Group, Inc.(a)	40,790	5,139,132
Home Depot, Inc.	20,544	7,072,067
O'Reilly Automotive, Inc.(a)	4,679	4,941,305
Tesla, Inc.(a)	12,800	2,532,864
		42,234,937

Consumer Staples - 3.5%
Costco Wholesale Corp.	8,338	7,087,217
Darling Ingredients, Inc.(a)	73,996	2,719,353
Estee Lauder Cos., Inc. - Class A	7,339	780,869
		10,587,439

Financials - 4.6%
S&P Global, Inc.	6,907	3,080,522
Visa, Inc. - Class A	41,775	10,964,684
		14,045,206

Health Care - 9.4%
Adaptive Biotechnologies Corp.(a)	396,902	1,436,785
BioMarin Pharmaceutical, Inc.(a)	28,196	2,321,377
Bio-Techne Corp.	69,353	4,969,143
Dexcom, Inc.(a)	37,656	4,269,437
Guardant Health, Inc.(a)	67,580	1,951,710
IDEXX Laboratories, Inc.(a)	5,044	2,457,437
Thermo Fisher Scientific, Inc.	4,107	2,271,171
UnitedHealth Group, Inc.	9,655	4,916,905
Vertex Pharmaceuticals, Inc.(a)	8,614	4,037,554
		28,631,519

Industrials - 6.0%
AMETEK, Inc.	25,737	4,290,615
Chart Industries, Inc.(a)	14,916	2,152,976
Honeywell International, Inc.	8,773	1,873,386
Norfolk Southern Corp.	14,584	3,131,039
Quanta Services, Inc.	13,929	3,539,220
Uber Technologies, Inc.(a)	46,359	3,369,372
		18,356,608

Information Technology - 46.1%(b)
Analog Devices, Inc.	13,444	3,068,728
Apple, Inc.	142,046	29,917,729
Broadcom, Inc.	2,459	3,947,998
Datadog, Inc. - Class A(a)	20,852	2,704,296
KLA Corp.	9,608	7,921,892
Microsoft Corp.	86,134	38,497,591
NVIDIA Corp.	314,166	38,812,068
ServiceNow, Inc.(a)	10,387	8,171,141
Synopsys, Inc.(a)	13,281	7,902,992
		140,944,435

Technology - 2.4%
Adobe, Inc.(a)	13,497	7,498,124
TOTAL COMMON STOCKS (Cost $207,691,699)		301,590,897

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Alexandria Real Estate Equities, Inc.	10,898	1,274,739
Prologis, Inc.	12,091	1,357,940
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,775,092)		2,632,679

TOTAL INVESTMENTS - 99.5% (Cost $210,466,791)		$304,223,576
Other Assets in Excess of Liabilities - 0.5%		1,506,513
TOTAL NET ASSETS - 100.0%		$305,730,089

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.